Share-based Payments - Summary of Vesting Details (Detail)	Jun. 14, 2017 $ / shares shares	Jul. 27, 2010 EUR (€) € / shares shares
BSPCE [Member] | Vesting Period One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of BSPCE granted		Jul. 27, 2010
Share entitlement per BSPCE		1 year
Exercise price		Jul. 27, 2020
Valuation method used		19,702
Share entitlement per BSPCE | shares		1
Exercise price (in euros per share)		€ 8.28
Valuation method used		Black-Scholes
Grant date share fair value (in euros per share)		€ 8.28
Expected volatility		54.00%
Average life of BSPCE		5.5
Discount rate		3.14%
Expected dividends		0.00%
Fair value per BSPCE (in euros per share) | € / shares		€ 5.52
BSPCE [Member] | Vesting Period Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of BSPCE granted		Jul. 27, 2010
Share entitlement per BSPCE		2 years
Exercise price		Jul. 27, 2020
Valuation method used		19,702
Share entitlement per BSPCE | shares		1
Exercise price (in euros per share)		€ 8.28
Valuation method used		Black-Scholes
Grant date share fair value (in euros per share)		€ 8.28
Expected volatility		54.00%
Average life of BSPCE		6.0
Discount rate		3.14%
Expected dividends		0.00%
Fair value per BSPCE (in euros per share) | € / shares		€ 5.52
BSPCE [Member] | Vesting Period Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of BSPCE granted		Jul. 27, 2010
Share entitlement per BSPCE		3 years
Exercise price		Jul. 27, 2020
Valuation method used		19,704
Share entitlement per BSPCE | shares		1
Exercise price (in euros per share)		€ 8.28
Valuation method used		Black-Scholes
Grant date share fair value (in euros per share)		€ 8.28
Expected volatility		54.00%
Average life of BSPCE		6.5
Discount rate		3.14%
Expected dividends		0.00%
Fair value per BSPCE (in euros per share) | € / shares		€ 5.52
RSU Calyxt 2017 [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	Graded
Number of RSU granted | shares	1,452,333
Share entitlement per RSU | shares	1
Grant date share fair value (in $ per share) | $ / shares	$ 13.29
Expected dividends	0.00%